Restricted Stock Units - Summary of Outstanding RSUs (Details) - Restricted Stock Units (RSUs) - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Shares granted	3,336,095	3,336,095
Number of shares, Non-vested as of December 31, 2019	3,336,095	3,336,095
Weighted-average grant date fair value (per share), Granted	$ 8.25	$ 8.25
Weighted-average grant date fair value (per share), Non-vested as of December 31, 2019	$ 8.25	$ 8.25